Derivative Financial Instruments (Details) - Schedule of derivative financial instruments - Interest Rate Swaps [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments (Details) - Schedule of derivative financial instruments [Line Items]
Interest rate swaps, Notional Amount		$ 79,253,015	$ 83,855,305
Interest rate swaps, Fair value asset
Interest rate swaps, Fair value liability		$ 1,518,249	$ 1,190,073